Offerings	Jun. 03, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock$0.001 par value per share
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	17.06
Maximum Aggregate Offering Price	$ 51,180,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,835.66
Offering Note
(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of common stock, par value $0.001 per share (the “Common Stock”), of PROS Holdings, Inc. (the “Registrant”) that become issuable under the Amended and Restated 2017 Equity Incentive Plan, as amended (the “2017 Plan”) and the 2021 Equity Inducement Plan, as amended (the “2021 Plan”), as each may be amended from time to time, by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant’s outstanding shares of Common Stock.

(2) Estimated in accordance with paragraphs (c) and (h) of Rule 457 under the Securities Act solely for the purpose of calculating the registration fee on the basis of $17.06, which represents the average of the high and low price per share of the Registrant’s Common Stock on May 27, 2025 as reported on the New York Stock Exchange.

(3) Represents 3,000,000 shares of Common Stock authorized for issuance under the 2021 Plan and 789,176 shares of Common Stock authorized for issuance under the 2017 Plan.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock$0.001 par value per share
Amount Registered | shares	789,176
Proposed Maximum Offering Price per Unit	17.06
Maximum Aggregate Offering Price	$ 13,463,343
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,061.24
Offering Note
(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of common stock, par value $0.001 per share (the “Common Stock”), of PROS Holdings, Inc. (the “Registrant”) that become issuable under the Amended and Restated 2017 Equity Incentive Plan, as amended (the “2017 Plan”) and the 2021 Equity Inducement Plan, as amended (the “2021 Plan”), as each may be amended from time to time, by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant’s outstanding shares of Common Stock.

(2) Estimated in accordance with paragraphs (c) and (h) of Rule 457 under the Securities Act solely for the purpose of calculating the registration fee on the basis of $17.06, which represents the average of the high and low price per share of the Registrant’s Common Stock on May 27, 2025 as reported on the New York Stock Exchange.

(3) Represents 3,000,000 shares of Common Stock authorized for issuance under the 2021 Plan and 789,176 shares of Common Stock authorized for issuance under the 2017 Plan.